Cover Page	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	PLUS THERAPEUTICS, INC.
Entity Central Index Key	0001095981
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0827593
Entity Address, Address Line One	4200 Marathon Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	737
Local Phone Number	255-7194
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	4200 Marathon Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	737
Local Phone Number	255-7194
Contact Personnel Name	Marc H. Hedrick, M.D.